UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith
Annual Report
Franklin Universal
Trust
August 31, 2026
Not FDIC Insured No Bank Guarantee May Lose Value
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 5
Financial Highlights and Schedule of Investments 8
Financial Statements 26
Notes to Financial Statements 30
Report of Independent Registered Public Accounting Firm 40
Tax Information 41
Important Information to Shareholders 42
Annual Meeting of Shareholders 46
Dividend Reinvestment and Cash Purchase Plan 47
Board Members and Officers 49
Shareholder Information 54
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Annual Report
Franklin Universal Trust
Dear Shareholder,
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 2026.
Fund Overview
Q. What is the Fund’s investment strategy?
A. The Fund’s primary investment objective is to provide
high, current income consistent with preservation of capital.
Its secondary objective is growth of income through dividend increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. The one-year period ended August 31, 2026, was
characterized by resilient but divergent global growth,
shifting inflation pressures and a rise in geopolitical risk.
During the second half of 2025, trade policy developments
and political uncertainty were dominant themes. By early
2026, the global economic cycle appeared to be maturing
before the escalation of conflict in the Middle East starting in late February, which changed the macroeconomic and
market narrative. The U.S.-Iran war and inflation outlook
dominated developments for the remainder of the period.
Oil prices rose sharply following the outbreak of the conflict and remained high through much of the first half of calendar
2026, although they fell back in June after a Memorandum of
Understanding to extend the ceasefire was signed. Though
oil prices edged slightly higher in August, they are still below the peaks reached in the March-May 2026 period. Monetary
policy reflected a transition from late-cycle easing to a more complicated inflation-growth trade-off over the one-year
period. The U.S. Federal Reserve (Fed) resumed its easing
cycle in September 2025, cutting rates by 75 basis points
(bps) in total by year-end to bring the fed funds target range to 3.50%–3.75% by December 2025. The Fed has since kept
rates unchanged, though its tone changed from an easing
bias to a more hawkish outlook. Kevin Warsh assumed the
role of Fed chairman on May 22, 2026, and his speech at
the annual Jackson Hole Economic Policy Symposium was
perceived hawkishly by the bond market. The U.S. 10-year
Treasury note’s yield rose by 90 bps over the period to
4.75%. Despite facing headwinds from rising UST yields,
the U.S. high-yield bond market delivered positive total
returns during the one-year period, supported by resilient
corporate earnings and historically tight credit spreads.
Thematically, investors watched as the evolution of artificial intelligence (AI) remained as a core market theme, with
investor sentiment becoming more selective toward AI data
center bond issuance by the end of the reporting period and
markets shifting back to established health care, software
and legacy industries that are demonstrating tangible
benefits from AI adoption.
Q. How did we respond to these changing market
conditions?
A. Throughout the period, sector and security allocations
were adjusted as volatility in market conditions provided
opportunities to manage sector rotations, individual security positions and portfolio duration exposure. Our dedicated
credit research analysts looked to find value across industry sectors and rating classifications. At the end of August 2026, the Fund was overweight to the homebuilding, finance,
and metals & mining sectors, while underweight to the
building materials, information technology and telecom
segments. The Fund remained overweight utility equities and
underweight high-yield bonds relative to its benchmark.
Performance Overview
For the 12 months under review, the Fund’s cumulative
total returns were +7.37% based on net asset value and
+3.57% based on market price. For comparison, the ICE
BofA US High Yield Constrained Index, which measures the
performance of USD-denominated, non-investment grade,
fixed rate and taxable corporate bonds, posted a +4.78%
cumulative total return
1
. Utilities stocks, as measured by
the Standard & Poor’s (S&P) 500 Utilities Index, which is
comprised of companies included in the S&P 500 that are
classified as members of the GICS utilities sector, posted
a +2.97% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
9
.

Franklin Universal Trust

franklintempleton.com
Annual Report
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value. The
Fund sends a Form 1099-DIV to shareholders each calendar
year describing how to report the Fund’s distributions for
federal income tax purposes.
Q. What were the leading contributors to performance?
A. Security selection was a positive contributor to
performance within the portfolio. Our fundamental research
and investment strategy led to favorable security selection
in the utilities sector. NextEra Energy contributed favorably due to the benefits from AI data center power demand.
NextEra is the world’s largest producer of wind and solar
with a strong pipeline to add power capacity over the coming five years. The company also announced the acquisition of
Dominion Energy, which faces a lengthy regulatory approval
process, with the combined entity becoming the largest utility and energy infrastructure company in North America. Evergy
Inc. and Entergy Corporation both saw outperformance from
signing electric service agreements with major hyperscalers, which we believe should boost peak loads and support long-
term earnings growth. Entergy increased its capital spending plan by 33% to build out energy infrastructure to support
data centers, including new natural gas power plants across
its footprint in Arkansas, Louisiana, Mississippi and Texas
(where the regulatory environment is highly favorable). The
Fund also saw positive performance contributions from
exposure to mining companies, including Freeport-McMoRan
and Newmont, where demand for commodities remained
robust and operating performance had been solid.
The Fund’s asset allocation was also a positive contributor
as the Fund continued to be overweight utility equities
relative to its benchmark given increasing demand for
power, which in our view, could lead to future profit growth in addition to the dividend yield. In contrast, the Fund remained underweight high-yield bonds relative to the benchmark as
total return is limited due to the current spread environment, offset by a beneficial economic growth outlook and low
default rate relative to the history of the high-yield market.
Q. What were the leading detractors from performance?
A. The Fund’s holdings in Constellation Energy and Talen
Energy detracted from performance. Both companies saw
setbacks from regulatory and political intervention that
will delay additional data center colocation transactions.
Growing negative public sentiment and political pushback
could delay or reduce opportunities for additional colocation and/or expanding load growth on market power pricing.
Constellation and Talen are independent power producers
and are more subject to market forces rather than regulators who determine rates, which makes them more cyclical than
regulated utilities. Regulated utilities remained at the core of the Fund’s utility investment strategy. Bonds of GDP
Companies underperformed due to strained cash generation
from weak commodity plastic demand and stranded
corporate overhead costs following a major divestiture.
Q. Were there any significant changes to the Fund
during the reporting period?
A. There were no material modifications as to the way the
Fund was managed during the period under review.
Effective June 30, 2026, Bryant Dieffenbacher and Robert
Salvin were added as Portfolio Managers of the Fund. As of
June 30, 2026, Patricia O’Connor retired from the firm and
was removed as a Portfolio Manager of the Fund.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Portfolio Composition
8/31/26
% of Total
Investments
Corporate Bonds 58.9%
Common Stocks 37.4%
Other
*
1.1%
Short-Term Investments 2.6%
*
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
8/31/26
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.4%
Sempra, Inc. 3.4%
Entergy Corp. 3.0%
Evergy, Inc. 2.7%
Alliant Energy Corp. 2.5%
CenterPoint Energy, Inc. 2.3%
Duke Energy Corp. 2.2%
American Electric Power Co., Inc. 2.0%
Southern Co. (The) 2.0%
Dominion Energy, Inc. 2.0%

Franklin Universal Trust

franklintempleton.com
Annual Report
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Robert L Salvin
Bryant Dieffenbacher, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2026, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2026
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/26
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
1-Year +7.37% +3.57% +7.37% +3.57%
5-Year +33.12% +28.14% +5.89% +5.08%
10-Year +96.57% +111.45% +6.99% +7.78%
Symbol: FT 8/31/26 8/31/25 Change
Net Asset Value (NAV) $8.57 $8.46 +$0.11
Market Price (NYSE) $7.71 $7.93 -$0.22
Distributions Per Share
(9/1/25–8/31/26)
Net Investment
Income
Tax Return
of Capital Total
$0.3464 $0.1636 $0.5100
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/31/16–8/31/26
See page 7 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries , it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The ICE BofA US High Yield Constrained Index measures the performance of USD-denominated, noninvestment grade, fixed rate and taxable corpo-
rate bonds. The S&P 500 Utilities Index comprises those companies included in the S&P 500 that are classified as members of the GICS utilities sector.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Franklin Universal Trust
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2026 2025 2024 2023 2022
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.46 $8.20 $7.36 $8.08 $8.92
Income from investment operations:
Net investment income
a
......................... 0.36 0.36 0.33 0.43 0.41
Net realized and unrealized gains (losses) ........... 0.26 0.41 1.02 (0.58) (0.70)
Total from investment operations .................... 0.62 0.77 1.35 (0.15) (0.29)
Less distributions from:
Net investment income .......................... (0.35) (0.49) (0.30) (0.31) (0.51)
Net realized gains ............................. — — — (0.05) (0.04)
Tax return of capital ............................ (0.16) (0.02) (0.21) (0.21) —
Total distributions ............................... (0.51) (0.51) (0.51) (0.57) (0.55)
Net asset value, end of year ....................... $8.57 $8.46 $8.20 $7.36 $8.08
Market value, end of year
b
......................... $7.71 $7.93 $7.28 $6.76 $8.00
Total return (based on net asset value per share)
c
....... 7.37% 9.71% 19.18% (1.81)% (3.41)%
Total return (based on market value per share)
c
......... 3.57% 16.45% 16.20% (8.24)% (0.36)%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 2.98% 3.00% 3.32% 2.78% 2.57%
Expenses net of waiver and payments by affiliates
d
...... 2.98%
e
2.99% 3.31% 2.77%
f
2.57%
e,f
Net investment income ........................... 4.07% 4.38% 4.36% 5.66% 4.85%
Supplemental data
Net assets, end of year (000’s) ..................... $215,301 $212,600 $206,193 $184,859 $203,053
Portfolio turnover rate ............................ 19.28% 21.76% 21.79% 17.73% 22.29%
Total credit facility outstanding at end of year (000’s) ..... $60,000 $60,000 $60,000 $— $—
Total debt outstanding at end of year (000's) ........... $— $— $— $65,000 $65,000
Asset coverage per $1,000 of debt .................. $4,588 $4,543 $4,437 $3,844 $4,124
Average amount of senior fixed rate Notes per share during
the year ...................................... $— $— $0.11 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Based on the last sale on the New York Stock Exchange.
c
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
d
Includes expenses related to borrowings of 1.65%, 1.75%, 1.89%, 1.34% and 1.20% for the years ended August 31, 2026, 2025, 2024, 2023 and 2022, respectively.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments, August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 47.2%
Electric Utilities 25.2%
Alliant Energy Corp. ................................. United States 80,000 $ 5,438,400
American Electric Power Co., Inc. ....................... United States 36,000 4,407,480
Constellation Energy Corp. ............................ United States 5,000 1,373,850
Duke Energy Corp. .................................. United States 40,000 4,796,400
Edison International ................................. United States 20,000 1,079,600
Entergy Corp. ...................................... United States 60,000 6,378,600
Evergy, Inc. ........................................ United States 72,000 5,833,440
Exelon Corp. ....................................... United States 40,000 1,748,800
FirstEnergy Corp. ................................... United States 50,000 2,293,000
NextEra Energy, Inc. ................................. United States 115,000 9,469,100
Pinnacle West Capital Corp. ........................... United States 20,000 1,952,800
PPL Corp. ......................................... United States 24,500 836,185
Southern Co. (The) .................................. United States 50,000 4,400,000
Xcel Energy, Inc. .................................... United States 55,000 4,162,950
54,170,605
Metals & Mining 4.9%
BHP Group Ltd., ADR ................................ Australia 25,185 2,365,375
Freeport-McMoRan, Inc. .............................. United States 40,380 3,058,381
Newmont Corp. ..................................... United States 26,000 3,277,560
Rio Tinto plc, ADR ................................... Australia 15,000 1,537,500
South32 Ltd., ADR .................................. Australia 10,074 185,060
10,423,876
Multi-Utilities 15.2%
CenterPoint Energy, Inc. .............................. United States 122,800 4,862,880
CMS Energy Corp. .................................. United States 60,000 4,083,600
Consolidated Edison, Inc. ............................. United States 15,000 1,605,300
Dominion Energy, Inc. ................................ United States 65,000 4,290,650
DTE Energy Co. .................................... United States 30,000 4,068,900
NiSource, Inc. ...................................... United States 60,000 2,455,200
Public Service Enterprise Group, Inc. .................... United States 25,000 1,833,250
Sempra, Inc. ....................................... United States 90,000 7,353,000
WEC Energy Group, Inc. .............................. United States 20,000 2,123,400
32,676,180
Oil, Gas & Consumable Fuels 1.8%
a
Amplify Energy Corp. ................................ United States 245 1,205
Birch Permian Holdings, Inc. ........................... United States 32,490 203,063
California Resources Corp. ............................ United States 47 2,492
DT Midstream, Inc. .................................. United States 10,000 1,310,200
Enbridge, Inc. ...................................... Canada 39,360 1,990,435
Expand Energy Corp. ................................ United States 2,380 233,621
Woodside Energy Group Ltd., ADR ...................... Australia 9,101 211,871
3,952,887
Pharmaceuticals 0.1%
a
Keenova Therapeutics plc ............................. United States 2,929 285,088
a
Par Health, Inc. ..................................... United States 2,929 17,993
303,081
Software 0.0%
†
a,b
DSG Topco, Inc. .................................... United States 2,027 507
Total Common Stocks (Cost $32,959,712) ....................................
101,527,136

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks 0.4%
Aerospace & Defense 0.1%
Boeing Co. (The), 6% ................................ United States 3,000 $ 194,520
Interactive Media & Services 0.2%
Alphabet, Inc., A, 6.25% .............................. United States 5,105 247,388
Alphabet, Inc., B, 6.25% .............................. United States 5,105 245,040
492,428
Software 0.1%
Oracle Corp., D, 6.5% ................................ United States 5,357 250,065
Total Convertible Preferred Stocks (Cost $928,350) ............................
937,013
Preferred Stocks 0.2%
Electric Utilities 0.2%
SCE Trust II, 5.1% .................................. United States 27,500 464,750
Total Preferred Stocks (Cost $598,125) .......................................
464,750
Rights
Rights 0.0%
†
Diversified Telecommunication Services 0.0%
†
a
Altice France SA, 2/20/49 ............................. France 1,254 19,482
Total Rights (Cost $–) ......................................................
19,482
Principal
Amount
*
Convertible Bonds 0.3%
Oil, Gas & Consumable Fuels 0.3%
c
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 490,000 567,788
Total Convertible Bonds (Cost $490,000) .....................................
567,788
Corporate Bonds 74.3%
Aerospace & Defense 1.9%
d
ATI, Inc. , Senior Note , 7.25% , 8/15/30 .................... United States 700,000 726,220
c
Axon Enterprise, Inc. , Senior Note , 144A, 6.25% , 3/15/33 ..... United States 250,000 254,525
c
Bombardier, Inc. ,
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 85,000 87,951
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 660,000 655,691
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 1,050,000 1,067,373
c
TransDigm, Inc. ,
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 170,000 170,366
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 1,020,000 1,036,779
3,998,905
Automobile Components 2.1%
c,d
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 300,000 312,871
c
Allison Transmission, Inc. , Senior Note , 144A, 4.75% , 10/01/27 . United States 600,000 598,733
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 310,000 316,000
c
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 1,841,500 1,547,215
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 355,000 355,891
c,e
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 416,086
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 900,000 951,707
4,498,503

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles 0.5%
c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ......................................... United Kingdom 500,000 $ 497,398
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 565,000 600,301
1,097,699
Biotechnology 1.1%
c
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 United States 900,000 829,185
c
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 480,000 500,380
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 480,000 487,360
c
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 600,000 591,806
2,408,731
Broadline Retail 0.7%
c,d
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 700,000 725,281
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 800,000 843,000
1,568,281
Building Products 1.6%
c,d
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ......................................... United States 500,000 504,224
c
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ......................................... United States 300,000 37,125
c,d
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625% , 12/15/30 ........................ United States 800,000 816,867
c
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 300,000 303,882
c,d
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 600,000 603,581
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 495,000 491,715
c
Standard Industries, Inc. ,
d
Senior Bond, 144A, 4.75%, 1/15/28 .................... United States 500,000 498,505
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 100,000 95,133
3,351,032
Capital Markets 0.4%
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 285,000 289,958
c,d
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 500,000 520,809
810,767
Chemicals 2.3%
c,e
Advancion Sciences, Inc. , Senior Note , 144A, PIK, 9.25% ,
11/01/26 ........................................ United States 194,518 156,587
b,c,e,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10% , 8/15/26 ........................ United States 257,209 —
c
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 525,000 526,684
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 300,000 304,372
c,f
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% ,
2/20/32 ......................................... Mexico 300,000 204,965
c
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 200,000 195,437
c,e
GPD Cos., Inc. , Senior Secured Note , 144A, PIK, 12.5% ,
12/31/29 ........................................ United States 811,793 535,054
c
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................. United States 218,000 218,431
c,d
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 1,200,000 1,276,901

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 8%, 8/15/32 ...................... United States 600,000 $ 606,832
Senior Secured Note, 144A, 6.625%, 8/15/31 ............ United States 300,000 303,192
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 625,000 613,980
4,942,435
Commercial Services & Supplies 1.5%
c
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 130,000 133,244
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 625,000 642,494
c,d
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 1,125,000 1,173,046
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 320,000 334,611
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 200,000 204,680
c,d
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 700,000 707,038
3,195,113
Communications Equipment 0.2%
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 525,000 527,696
Construction & Engineering 0.2%
c
Arcosa, Inc. ,
d
Senior Note, 144A, 4.375%, 4/15/29 ................... United States 300,000 295,110
Senior Note, 144A, 6.875%, 8/15/32 ................... United States 100,000 103,633
398,743
Consumer Finance 3.6%
c
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 400,000 424,409
Senior Secured Note, 144A, 6.625%, 6/01/32 ............ United States 875,000 878,168
c
FirstCash, Inc. ,
d
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 1,100,000 1,123,015
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 270,000 267,202
c
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,465,972
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 365,000 382,413
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 6.5% ,
3/26/31 ......................................... United Kingdom 200,000 207,269
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 500,000 493,083
Senior Note, 6.5%, 3/15/33 .......................... United States 290,000 283,875
c
PRA Group, Inc. ,
d
Senior Note, 144A, 8.375%, 2/01/28 ................... United States 600,000 609,408
Senior Note, 144A, 5%, 10/01/29 ..................... United States 300,000 288,173
Senior Note, 144A, 8.875%, 1/31/30 ................... United States 400,000 415,508
c,d
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ....... United States 900,000 885,610
7,724,105
Consumer Staples Distribution & Retail 0.3%
c,d
US Foods, Inc. , Senior Note , 144A, 6.875% , 9/15/28 ......... United States 700,000 713,738
Containers & Packaging 1.6%
c
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 200,807
c,d
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 1,000,000 977,196

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/30 ................................... United States 1,500,000 $ 1,498,888
c,d
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 750,000 717,996
3,394,887
Distributors 0.3%
c
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 400,000 408,536
c
RB Global Holdings, Inc. , Senior Secured Note , 144A, 6.75% ,
3/15/28 ......................................... Canada 125,000 126,247
534,783
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....
United States 300,000 296,829
Diversified REITs 1.0%
c,d
Global Net Lease, Inc. , Senior Note , 144A, 4.5% , 9/30/28 ..... United States 900,000 882,599
c,d
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75% , 12/15/27 ................. United States 670,000 657,250
c,d
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 700,000 697,143
2,236,992
Diversified Telecommunication Services 4.4%
c
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 690,000 663,371
c
APLD ComputeCo 3 LLC , Senior Secured Note , 144A, 7% ,
6/15/31 ......................................... United States 350,000 337,418
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 725,000 765,119
c
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 400,000 400,756
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
d
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 500,000 491,327
d
Senior Bond, 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,583,339
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 200,000 180,514
Senior Bond, 144A, 4.25%, 1/15/34 .................... United States 365,000 304,644
Senior Note, 144A, 7%, 2/01/33 ...................... United States 200,000 195,374
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 385,000 390,253
c
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 1,100,000 1,044,420
c
Galaxy Helios Data Centers II LLC , Senior Secured Note , 144A,
9.875% , 8/01/31 ................................... United States 675,000 669,035
c
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 765,000 709,597
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 610,000 560,342
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 560,000 582,174
c
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 510,000 478,224
9,355,907
Electric Utilities 1.6%
c,d
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 1,500,000 1,478,312
c
NRG Energy, Inc. ,
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 665,000 646,974
d
Senior Note, 144A, 5.75%, 7/15/29 .................... United States 800,000 799,064

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC ,
d
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 400,000 $ 391,387
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 100,000 104,193
3,419,930
Electronic Equipment, Instruments & Components 0.2%
c,d
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 500,000 481,886
Energy Equipment & Services 2.1%
c
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 805,000 793,871
c
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 255,000 247,818
Senior Secured Note, 144A, 9%, 1/15/34 ................ Mexico 205,000 198,322
c
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 385,000 384,029
c
Nabors Industries, Inc. ,
Senior Note, 144A, 9.125%, 1/31/30 ................... United States 254,000 266,567
Senior Note, 144A, 8.875%, 8/15/31 ................... United States 255,000 266,941
c
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 285,000 294,284
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 600,000 570,029
c
Senior Note, 144A, 8.25%, 5/15/29 .................... United States 100,000 103,969
c
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 90,000 94,547
c
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 520,000 541,142
c
Weatherford International Ltd. ,
d
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 184,000 186,317
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 590,000 602,085
4,549,921
Entertainment 1.0%
c,d
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 800,000 821,734
Discovery Global Holdings, Inc. ,
Senior Bond, 5.05%, 3/15/42 ......................... United States 350,000 255,353
Senior Note, 4.054%, 3/15/29 ........................ United States 520,000 515,143
c
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 260,000 276,106
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 310,000 322,604
2,190,940
Financial Services 3.5%
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 430,000 419,104
Senior Note, 144A, 7.75%, 8/15/31 .................... United States 380,000 380,682
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 625,000 599,028
c
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 9.25%, 2/01/29 .................... United States 300,000 310,337
Senior Note, 144A, 6.875%, 5/01/31 ................... United States 300,000 287,837
d
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 650,000 653,513
Senior Note, 144A, 7.875%, 4/01/33 ................... United States 325,000 313,083
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 ........ Ireland 700,000 724,918
c
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 500,000 512,424
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 235,000 236,576
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 1,800,000 1,778,857

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 945,000 $ 957,540
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 400,000 405,640
7,579,539
Food Products 1.5%
c
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 200,000 205,983
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 265,000 267,880
d
Senior Secured Note, 144A, 4.625%, 11/15/28 ........... United States 800,000 793,095
c
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ..... United States 200,000 201,199
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 920,000 908,563
c,d
Post Holdings, Inc. , Senior Bond , 144A, 4.625% , 4/15/30 ..... United States 400,000 385,763
c
TreeHouse Foods, Inc. , Senior Secured Note , 144A, 7.75% ,
2/11/33 ......................................... United States 475,000 480,806
3,243,289
Ground Transportation 0.9%
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 260,000 267,555
c,d
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ..................... United States 900,000 880,287
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 660,000 680,608
1,828,450
Health Care Equipment & Supplies 0.4%
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 400,000 410,812
c,d
Medline Borrower LP , Senior Note , 144A, 5.25% , 10/01/29 .... United States 500,000 497,426
908,238
Health Care Providers & Services 3.1%
d
Centene Corp. , Senior Bond , 2.5% , 3/01/31 ............... United States 500,000 436,804
c
CHS/Community Health Systems, Inc. ,
144A, 10.75%, 6/15/33 ............................. United States 500,000 531,582
Secured Note, 144A, 6.125%, 4/01/30 .................. United States 500,000 427,796
Senior Secured Note, 144A, 6%, 1/15/29 ................ United States 300,000 296,727
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 288,000 305,962
c
DaVita, Inc. ,
d
Senior Note, 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,160,216
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 200,000 204,960
c,d
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,500,000 1,503,291
c
MPH Acquisition Holdings LLC ,
Senior Secured Note, 144A, 5.75%, 12/31/30 ............ United States 90,027 77,271
e
Senior Secured Note, 144A, PIK, 11.5%, 12/31/30 ......... United States 148,379 145,957
e
Senior Secured Note, 144A, PIK, 6.75%, 3/31/31 ......... United States 780,903 545,256
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................. United States 575,000 579,676
d
Senior Secured Note, 6.75%, 5/15/31 .................. United States 500,000 510,884
6,726,382
Health Care REITs 0.9%
c
Diversified Healthcare Trust , Senior Secured Note , 144A, 7.25% ,
10/15/30 ........................................ United States 1,190,000 1,220,568

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care REITs (continued)
c,d
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 750,000 $ 760,945
1,981,513
Health Care Technology 0.4%
c,d
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 925,000 942,908
Hotel & Resort REITs 0.9%
c
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375% , 10/15/29 .................................. United States 355,000 361,978
c
RHP Hotel Properties LP / RHP Finance Corp. ,
d
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 300,000 305,468
d
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 700,000 713,129
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 275,000 280,667
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 200,000 203,813
1,865,055
Hotels, Restaurants & Leisure 4.3%
c
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 450,000 458,021
c
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875% , 4/30/29 .............................. United Kingdom 800,000 819,984
c,d
Carnival Corp. Ltd. , Senior Note , 144A, 5.75% , 8/01/32 ....... United States 835,000 827,381
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 1,300,000 1,273,435
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 660,000 664,617
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.5% ,
9/15/31 ......................................... United States 815,000 812,456
c,d
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 650,000 678,872
c
NCL Corp. Ltd. ,
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 160,000 155,765
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 320,000 299,518
c
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 275,000 278,851
c
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 300,000 304,305
Senior Note, 144A, 6%, 2/01/33 ...................... United States 300,000 301,893
c
Station Casinos LLC ,
Senior Bond, 144A, 4.625%, 12/01/31 .................. United States 150,000 141,551
Senior Note, 144A, 4.5%, 2/15/28 ..................... United States 250,000 247,633
c
Viking Cruises Ltd. ,
d
Senior Note, 144A, 7%, 2/15/29 ...................... United States 600,000 602,890
Senior Note, 144A, 5.875%, 10/15/33 .................. United States 520,000 514,875
c,d
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 800,000 840,334
9,222,381
Household Durables 2.3%
c
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
d
Senior Note, 144A, 4.625%, 8/01/29 ................... United States 1,200,000 1,168,121
Senior Note, 144A, 6.875%, 8/01/33 ................... United States 70,000 70,316
c,d
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 United States 500,000 510,012
c
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 150,000 154,383
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 225,000 230,509
d
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 .............. United States 600,000 573,692

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
c
Weekley Homes LLC / Weekley Finance Corp. ,
d
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 1,300,000 $ 1,283,227
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 435,000 441,202
Whirlpool Corp. ,
Senior Bond, 4.5%, 6/01/46 .......................... United States 250,000 141,839
c
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 155,000 155,584
c
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 260,000 255,001
4,983,886
Household Products 0.1%
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 200,000 194,124
Independent Power and Renewable Electricity Producers 1.6%
c
Clearway Energy Operating LLC ,
d
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 400,000 361,654
Senior Note, 144A, 4.75%, 3/15/28 .................... United States 400,000 397,022
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 300,000 276,809
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 145,000 140,214
c
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 1,000,000 957,438
c
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 590,000 579,324
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 435,000 429,734
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 370,000 363,495
3,505,690
Insurance 1.1%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 400,000 363,663
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 400,000 368,373
c,d
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 500,000 508,136
c
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 695,000 627,718
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 550,000 547,598
2,415,488
IT Services 0.9%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
d
Senior Note, 144A, 7%, 6/15/27 ...................... United States 700,000 664,405
Senior Secured Note, 144A, 6.5%, 7/01/32 .............. United States 765,000 586,890
c,d
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 600,000 614,068
1,865,363
Machinery 1.8%
c,d
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ........... Canada 1,300,000 1,260,961
c,d
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ......................................... France 800,000 828,994
c
ESAB Corp. ,
d
Senior Note, 144A, 6.25%, 4/15/29 .................... United States 600,000 607,669
Senior Note, 144A, 5.625%, 4/01/31 ................... United States 325,000 322,878
d
Hillenbrand, Inc. , Senior Secured Note , 6.25% , 2/15/29 ....... United States 600,000 595,845
c
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 170,000 171,677
3,788,024

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 3.8%
c
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 540,000 $ 470,371
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 300,000 300,000
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 700,000 738,206
c
CSC Holdings LLC ,
Senior Bond, 144A, 3.375%, 2/15/31 ................... United States 300,000 156,234
Senior Note, 144A, 11.25%, 5/15/28 ................... United States 700,000 390,734
Senior Note, 144A, 11.75%, 1/31/29 ................... United States 200,000 110,990
c
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 150,000 153,644
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 12,972
Senior Secured Note, 144A, 9.25%, 6/01/32 ............. United States 800,000 835,600
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 750,000 677,047
c
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 390,000 400,624
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 300,000 233,770
c,d
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ................................... United States 800,000 822,130
c
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ........... United States 200,000 193,320
c
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Bond , 144A, 4.625% , 3/15/30 ......................... United States 75,000 72,726
Paramount Global ,
Senior Bond, 6.875%, 4/30/36 ........................ United States 150,000 139,524
Senior Bond, 4.375%, 3/15/43 ........................ United States 230,000 145,857
Senior Bond, 5.85%, 9/01/43 ......................... United States 300,000 219,246
c,d
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 800,000 832,608
c
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 145,000 148,067
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 415,000 410,455
c
VZ Secured Financing BV , Senior Secured Note , 144A, 7.5% ,
1/15/33 ......................................... Netherlands 895,000 810,445
8,274,570
Metals & Mining 2.3%
c
Capstone Copper Corp. , Senior Note , 144A, 6.75% , 3/31/33 ... Canada 240,000 243,855
c
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 340,000 343,405
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 576,837
Commercial Metals Co. ,
d
Senior Bond, 3.875%, 2/15/31 ........................ United States 700,000 659,263
c
Senior Bond, 144A, 6%, 12/15/35 ..................... United States 445,000 439,667
c
Senior Note, 144A, 5.75%, 11/15/33 ................... United States 225,000 221,587
c
Constellium SE ,
d
Senior Note, 144A, 3.75%, 4/15/29 .................... United States 600,000 576,898
Senior Note, 144A, 6.375%, 8/15/32 ................... United States 400,000 403,474
c
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 295,000 304,329
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 200,000 197,517
c
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 100,000 91,508
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 300,000 308,394
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 680,000 681,982
5,048,716

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.2%
c
Starwood Property Trust, Inc. , Senior Note , 144A, 5.75% , 1/15/31 United States 445,000 $ 441,318
Oil, Gas & Consumable Fuels 7.3%
c,d
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 700,000 700,191
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 305,000 330,636
d
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 800,000 817,000
c
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 950,000 810,673
c
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 375,000 387,628
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 295,000 301,431
d
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 800,000 844,684
c
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ...... United States 300,000 293,097
c,d
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 500,000 510,597
c
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 200,000 201,690
d
Senior Note, 144A, 6%, 4/15/30 ...................... United States 600,000 599,750
d
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 700,000 742,680
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 400,000 402,140
c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 1,700,000 1,732,278
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 260,000 259,432
Senior Note, 6.5%, 2/15/34 .......................... United States 480,000 478,700
c
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 400,000 399,324
c,d
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75% , 7/15/32 ................................... Canada 600,000 611,882
c
Saturn Oil & Gas, Inc. , Senior Note , 144A, 8.5% , 7/30/31 ..... Canada 375,000 389,485
c
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 95,000 93,754
d
Senior Note, 144A, 7.25%, 5/01/32 .................... United States 500,000 517,320
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 55,000 53,446
Sunoco LP / Sunoco Finance Corp. , Senior Note , 4.5% , 5/15/29
United States 200,000 195,717
c
Venture Global Calcasieu Pass LLC ,
d
Senior Secured Bond, 144A, 4.125%, 8/15/31 ............ United States 300,000 280,484
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 80,000 79,713
d
Senior Secured Note, 144A, 3.875%, 8/15/29 ............ United States 300,000 287,585
c
Venture Global LNG, Inc. ,
d
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 1,100,000 1,183,505
d
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 500,000 520,119
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 400,000 426,573
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 200,000 222,528
d
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 490,000 516,051
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 45,000 45,962
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 200,000 217,356
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 295,000 305,202
Senior Secured Note, 144A, 6.5%, 6/15/34 .............. United States 45,000 46,554
15,805,167
Paper & Forest Products 0.1%
c
Magnera Corp. , Senior Secured Note , 144A, 4.75% , 11/15/29 .. United States 300,000 283,468
Passenger Airlines 0.4%
c
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75% , 10/20/28 .............................. United States 525,000 524,020

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
c,d
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 300,000 $ 295,630
819,650
Personal Care Products 0.5%
c,d
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 950,000 959,581
Pharmaceuticals 0.5%
c
Endo Finance Holdings LP , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 200,000 210,933
d
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ......................... Israel 600,000 599,573
Senior Note, 8.125%, 9/15/31 ........................ Israel 300,000 335,936
1,146,442
Professional Services 0.2%
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 425,000 430,922
Real Estate Management & Development 0.3%
c
Forestar Group, Inc. , Senior Note , 144A, 6.5% , 3/15/33 ....... United States 700,000 704,322
Semiconductors & Semiconductor Equipment 0.2%
c
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 140,000 141,099
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 240,000 238,761
379,860
Software 1.0%
c
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......... United States 250,000 250,095
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 800,000 724,257
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 1,100,000 1,079,185
2,053,537
Specialized REITs 1.3%
c
Iron Mountain, Inc. ,
d
Senior Bond, 144A, 5.625%, 7/15/32 ................... United States 300,000 294,855
d
Senior Note, 144A, 7%, 2/15/29 ...................... United States 700,000 712,870
Senior Note, 144A, 6.25%, 1/15/35 .................... United States 355,000 351,508
c
Millrose Properties, Inc. ,
Senior Note, 144A, 6.375%, 8/01/30 ................... United States 1,125,000 1,141,639
Senior Note, 144A, 6.25%, 9/15/32 .................... United States 375,000 376,619
2,877,491
Specialty Retail 0.6%
c,d
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 ........ United States 700,000 662,555
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 595,000 601,055
1,263,610
Technology Hardware, Storage & Peripherals 0.3%
d
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 550,000 559,090
Textiles, Apparel & Luxury Goods 0.4%
c,e
Beach Acquisition Bidco LLC , Senior Note , 144A, PIK, 10% ,
7/15/33 ......................................... United States 758,915 814,970
Trading Companies & Distributors 1.2%
c
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 655,000 669,580
d
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 745,000 775,628

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 400,000 $ 406,638
Senior Note, 144A, 5.25%, 4/15/31 .................... United States 235,000 231,672
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 450,000 457,307
2,540,825
Wireless Telecommunication Services 1.3%
c
Altice France Lux 3 / Altice Holdings 1 , Senior Note , 144A, 10% ,
1/15/33 ......................................... Luxembourg 300,000 292,603
c,d
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 1,300,000 1,361,063
b,g
Digicel Group Holdings Ltd. , 37.6% , 11/17/33 .............. Bermuda 26,418 2,642
c
Iliad Holding SAS ,
d
Senior Secured Note, 144A, 7%, 10/15/28 ............... France 800,000 802,342
Senior Secured Note, 144A, 7%, 4/15/32 ................ France 425,000 428,987
2,887,637
Total Corporate Bonds (Cost $161,446,677) ...................................
160,039,329
h
Senior Floating Rate Interests 0.0%
†
IT Services 0.0%
†
e
Diamond Sports Net LLC, First Lien, Exit Term Loan, PIK, 12%,
1/03/28 ......................................... United States 25,719 4,844
Total Senior Floating Rate Interests (Cost $25,096) ............................
4,844
i
Marketplace Loans 0.2%
b
Financial Services 0.2%
a a a a a a
Total Marketplace Loans (Cost $518,703) .....................................
423,402
Municipal Bonds 0.2%
Arizona 0.2%
c
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 445,490
Total Municipal Bonds (Cost $431,797) .......................................
445,490
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a,b
Expand Energy Corp., Escrow Account ................... United States 1,500,000 2
Total Escrows and Litigation Trusts (Cost $–) .................................
2
Total Long Term Investments (Cost $197,398,460) .............................
264,429,236
a

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.3%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 3.3%
j,k
Franklin Institutional U.S. Government Money Market Fund,
3.629% ......................................... United States 7,164,662 $ 7,164,662
Total Money Market Funds (Cost $7,164,662) .................................
7,164,662
Total Short Term Investments (Cost $7,164,662 ) ...............................
7,164,662
a
Total Investments (Cost $204,563,122) 126.1% ................................
$271,593,898
l
Credit Facility (27.9)% ......................................................
(60,000,000)
Other Assets, less Liabilities 1.8% ...........................................
3,707,464
Net Assets 100.0% .........................................................
$215,301,362
a a a
See Abbreviations on page 39 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $151,478,355, representing 70.4% of net assets.
d
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
e
Income may be received in additional securities and/or cash.
f
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
g
The rate shown represents the yield at period end.
h
See Note 1(c) regarding senior floating rate interests.
i
See Note 1(d) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
See Note 3(c) regarding investments in affiliated management investment companies.
k
The rate shown is the annualized seven-day effective yield at period end.
l
See Note 7 regarding credit facility.

Franklin Universal Trust
Schedule of Investments, August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At August 31, 2026, the Fund had the following marketplace loans outstanding. See Note 1(d).
Description
Principal
Amount Value
Marketplace Loans - 0.2%
Freedom Financial Asset Management LLC
APP-10704368.FP.FTS.B, 14.99%,
10/16/26 .......................... $ 870 $ 873
APP-10845328.FP.FTS.B, 11.99%, 11/16/26 1,671 1,676
APP-10848002.FP.FTS.B, 17.99%,
11/19/26 .......................... 1,382 1,395
APP-11094577.FP.FTS.B, 19.49%,
12/08/26 .......................... 1,148 1,170
APP-11021456.FP.FTS.B, 20.99%,
12/15/26 .......................... 3,408 3,476
APP-11007668.FP.FTS.B, 19.99%,
12/19/26 .......................... 1,730 1,763
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 1,034 1,042
APP-11677084.FP.FTS.B, 15.49%,
12/26/26 .......................... 3,853 3,877
APP-11844341.FP.FTS.B, 16.74%, 2/01/27 4,206 4,250
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 1,695 1,719
a
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 8,611 2,297
APP-11674918.FP.FTS.B, 20.49%, 2/25/27 3,966 4,077
APP-10848317.FP.FTS.B, 12.24%, 2/28/27 3,320 3,360
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 2,206 2,219
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 2,788 2,876
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 2,935 2,973
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 8,784 8,845
APP-11744634.FP.FTS.B, 19.99%, 5/01/27 5,149 5,293
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 5,323 5,362
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 3,520 3,551
APP-11845152.FP.FTS.B, 11.74%, 5/15/27 3,120 3,132
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 1,598 1,631
APP-11801830.FP.FTS.B, 16.49%, 5/31/27 5,423 3,393
APP-12304720.FP.FTS.B, 18.74%, 7/06/27 6,500 6,596
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 2,411 2,448
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 2,626 2,655
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 4,670 4,729
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 2,553 2,596
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 2,936 3,023
APP-15048744.FP.FTS.B, 16.49%, 7/31/27 6,043 6,225
APP-15053141.FP.FTS.B, 18.99%, 9/15/27 1,312 1,326
APP-15039962.FP.FTS.B, 12.49%,
10/28/27 .......................... 13,791 10,526
APP-14860724.FP.FTS.B, 20.99%,
12/26/27 .......................... 2,186 2,246
APP-15070181.FP.FTS.B, 19.99%, 2/15/28 2,679 2,720
APP-15070551.FP.FTS.B, 24.74%, 4/27/28 7,107 7,485
APP-13256383.FP.FTS.B, 7.99%, 9/18/36 . 281 281
APP-10460831.FP.FTS.B, 21.99%, 9/19/36 178 179
123,285
Happen, Inc. - LCX PM
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 2,984 3,023
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 5,564 –
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 1,820 1,836
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 5,423 –
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 2,058 2,070
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 3,556 3,588
186037923.LC.FTS.B, 23.49%, 2/12/27 ... 1,128 1,150
Description
Principal
Amount Value
Happen, Inc. - LCX PM (continued)
185788975.LC.FTS.B, 20.44%, 2/15/27 ... $ 6,236 $ 6,319
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 1,282 1,310
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 1,443 1,474
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 4,198 4,335
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 2,089 2,156
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 1,407 1,445
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 1,001 193
185215933.LC.FTS.B, 28.99%, 6/25/27 ... 7,806 –
a
185440062.LC.FTS.B, 17.49%, 2/25/28 ... 9,668 1,228
186004411.LC.FTS.B, 5%, 2/28/28 ...... 5,763 5,981
185828353.LC.FTS.B, 22.99%, 2/08/35 ... 4,949 –
36,108
Prosper Funding LLC
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 328 329
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 1,617 1,641
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 855 855
1658185.PS.FTS.B, 10.5%, 11/08/26 .... 569 570
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 2,315 2,319
1666359.PS.FTS.B, 21%, 11/15/26 ...... 502 506
1666890.PS.FTS.B, 17%, 11/20/26 ...... 2,263 2,276
1651871.PS.FTS.B, 20.66%, 11/20/26 .... 490 494
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 813 821
1672316.PS.FTS.B, 10.44%, 12/14/26 ... 1,094 1,095
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 507 507
1685637.PS.FTS.B, 11.7%, 12/28/26 .... 3,407 3,444
1672718.PS.FTS.B, 14.38%, 1/07/27 .... 1,011 1,012
a
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 5,535 –
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 2,678 2,684
1701108.PS.FTS.B, 15.7%, 1/15/27 ..... 3,375 3,408
1702455.PS.FTS.B, 15.18%, 1/20/27 .... 1,951 1,953
1689251.PS.FTS.B, 19%, 1/21/27 ....... 513 520
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 858 859
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... 1,658 1,683
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 1,052 1,067
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 2,806 2,855
1703169.PS.FTS.B, 25.6%, 2/25/27 ..... 4,518 4,716
1753011.PS.FTS.B, 12%, 4/06/27 ....... 2,561 2,559
1744328.PS.FTS.B, 14.89%, 4/15/27 .... 3,701 3,740
1752654.PS.FTS.B, 12.76%, 4/30/27 .... 3,072 3,105
a
1750735.PS.FTS.B, 16%, 5/15/27 ....... 2,626 –
a
1607291.PS.FTS.B, 28.59%, 7/18/27 .... 671 –
1666362.PS.FTS.B, 19%, 8/23/27 ....... 1,059 739
1672730.PS.FTS.B, 13.8%, 9/14/27 ..... 8,583 8,679
1678354.PS.FTS.B, 11.07%, 9/20/27 .... 4,300 2,928
1685634.PS.FTS.B, 12.5%, 11/14/27 .... 2,833 1,752
1705005.PS.FTS.B, 15%, 1/15/28 ....... 9,434 9,474
1609277.PS.FTS.B, 15.7%, 8/23/36 ..... 25 23
1611746.PS.FTS.B, 14.29%, 8/27/36 .... 212 –
a
1610327.PS.FTS.B, 27.6%, 9/17/36 ..... 1,934 292
1635897.PS.FTS.B, 12%, 9/23/36 ....... 484 486
1637445.PS.FTS.B, 13.3%, 9/27/36 ..... 473 475
69,866

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card
992301470.UG.FTS.B, 28.98%, 1/02/27 .. $ 61 $ 53
992238906.UG.FTS.B, 22.97%, 6/03/29 .. 2,660 2,680
2,733
Upstart Network, Inc.
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 536 529
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 612 606
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 684 677
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... 137 136
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 1,162 1,149
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 243 240
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 70 69
FW1902299.UP.FTS.B, 31.27%, 10/27/26 . 323 320
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 517 511
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 232 229
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 1,467 1,449
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 520 514
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 463 458
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 1,354 1,338
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 303 298
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 1,986 1,962
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... 459 452
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 112 110
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... 1,087 912
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 114 113
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 1,703 1,677
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 166 164
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 111 109
L2031623.UP.FTS.B, 9.89%, 11/16/26 .... 2,149 2,123
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... 2,194 2,171
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 234 231
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 284 282
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . 1,528 1,512
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 395 391
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... 854 772
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 333 330
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 334 331
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 506 501
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 346 342
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 221 219
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 894 883
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 554 251
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 656 647
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 1,594 1,574
a
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 1,651 160
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 254 251
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 353 349
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 1,038 1,027
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... 531 524
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 157 156
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 1,239 1,223
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 420 414
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 830 818
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 580 573
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... 1,053 1,040
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 369 363
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 1,676 1,421
Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... $ 435 $ 429
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 958 945
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 402 397
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 466 460
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 541 534
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 133 131
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 90 89
a
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 223 48
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 574 467
a
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 1,399 101
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 3,141 3,103
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 1,063 1,050
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... 547 541
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 1,528 1,509
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 307 303
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 263 260
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 320 316
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 135 133
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. 973 961
a
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 554 40
L2251912.UP.FTS.B, 13.91%, 12/19/26 ... 316 313
L2252296.UP.FTS.B, 8.02%, 12/26/26 .... 1,189 1,174
L2251043.UP.FTS.B, 12.11%, 12/28/26 ... 2,796 2,762
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 4,690 4,618
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 3,388 3,344
a
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 1,092 227
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 697 689
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... 646 640
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 846 838
a
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 1,768 127
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 382 378
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... 752 745
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 640 634
FW2497553.UP.FTS.B, 23.05%, 1/24/27 .. 2,096 2,076
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 715 708
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 692 599
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 1,407 1,394
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... 1,236 1,217
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... 819 806
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... 1,959 1,929
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 719 709
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 4,908 4,839
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 3,062 3,023
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 1,348 1,333
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 218 216
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 4,113 4,068
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 832 823
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 456 451
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 601 596
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 239 237
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 181 179
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 348 344
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 225 223
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 1,258 1,246
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 1,582 1,566
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 465 460

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. $ 857 $ 849
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 170 169
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 801 794
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 701 695
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 700 693
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 238 236
a
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 490 100
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 147 146
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 810 803
a
FW2498422.UP.FTS.B, 31.2%, 2/01/27 ... 315 22
FW1729970.UP.FTS.B, 18.27%, 2/17/27 .. 5,309 4,508
a
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 7,515 735
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 8,256 8,142
FW2031845.UP.FTS.B, 15.93%, 4/12/27 .. 2,978 2,121
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 7,591 7,458
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 3,891 3,823
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 3,025 2,989
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 1,358 1,347
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 1,085 1,072
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 92 7
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 858 849
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 222 220
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 1,340 1,326
FW2972190.UP.FTS.B, 7.92%, 4/28/27 ... 7,429 7,301
FW2102410.UP.FTS.B, 22.44%, 5/07/27 .. 1,068 1,058
L2250820.UP.FTS.B, 13.59%, 5/14/27 .... 537 530
L2250559.UP.FTS.B, 14.84%, 5/14/27 .... 1,385 1,365
L2251037.UP.FTS.B, 19.7%, 5/14/27 .... 402 399
FW2248500.UP.FTS.B, 23.6%, 5/14/27 ... 670 661
L2249257.UP.FTS.B, 26.38%, 5/14/27 .... 1,913 1,887
L2252476.UP.FTS.B, 9.18%, 5/15/27 .... 1,598 1,573
L2252566.UP.FTS.B, 19.55%, 5/15/27 .... 1,537 1,197
L2252234.UP.FTS.B, 21.66%, 5/15/27 .... 1,271 433
a
FW2253234.UP.FTS.B, 28.94%, 5/15/27 .. 4,405 317
FW2249414.UP.FTS.B, 19.5%, 6/01/27 ... 1,735 1,713
L2032337.UP.FTS.B, 26.62%, 6/12/27 .... 2,562 184
L2247268.UP.FTS.B, 14.22%, 6/14/27 .... 13,232 8,751
L2497350.UP.FTS.B, 13.11%, 6/24/27 .... 2,809 2,157
L2500224.UP.FTS.B, 25.04%, 6/24/27 .... 1,706 1,356
L2501796.UP.FTS.B, 9.36%, 6/25/27 .... 3,077 3,026
FW1729187.UP.FTS.B, 30.3%, 7/17/27 ... 1,585 1,567
L1902855.UP.FTS.B, 19.55%, 8/22/27 .... 334 24
L1901067.UP.FTS.B, 23.17%, 8/22/27 .... 2,190 159
FW2249049.UP.FTS.B, 30.95%, 10/14/27 . 916 65
L2247794.UP.FTS.B, 12.65%, 10/15/27 ... 869 857
a
FW2249158.UP.FTS.B, 11.8%, 10/28/27 .. 3,922 722
FW2497574.UP.FTS.B, 12.62%, 11/24/27 . 8,245 8,132
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 11,888 11,719
L2500727.UP.FTS.B, 19.88%, 11/25/27 ... 2,019 1,999
L2500341.UP.FTS.B, 18.83%, 11/28/27 ... 349 346
L2971527.UP.FTS.B, 13.17%, 1/19/28 .... 1,486 107
FW1729657.UP.FTS.B, 9.44%, 9/17/36 ... 146 144
L1730112.UP.FTS.B, 15.91%, 9/17/36 .... 177 102
L1730290.UP.FTS.B, 23.01%, 9/17/36 .... 209 206
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
a
FW1729390.UP.FTS.B, 32.18%, 9/17/36 .. $ 340 $ –
191,410
Total Marketplace Loans (Cost $518,703 )
$423,402
a
Defaulted security or security for which income has been deemed uncollectible. See
Note 6 .

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $197,398,460
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 7,164,662
Value - Unaffiliated issuers .................................................................. $264,429,236
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 7,164,662
Receivables:
Investment securities sold ................................................................... 1,413,146
Dividends and interest ..................................................................... 3,281,095
Total assets .......................................................................... 276,288,139
Liabilities:
Payables:
Credit facility (Note 7 ) ...................................................................... 60,000,000
Management fees ......................................................................... 172,776
Trustees' fees and expenses ................................................................. 303
Accrued interest (Note 7) ................................................................... 307,417
Funds advanced by custodian ................................................................. 266,412
Accrued expenses and other liabilities ........................................................... 239,869
Total liabilities ......................................................................... 60,986,777
Net assets, at value ................................................................. $215,301,362
Net assets consist of:
Paid-in capital ............................................................................. $148,669,538
Total distributable earnings (losses) ............................................................. 66,631,824
Net assets, at value ................................................................. $215,301,362
Shares outstanding ......................................................................... 25,131,894
Net asset value per share
a
.................................................................... $8.57
a
Net asset value per share may not recalculate due to rounding.

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $15,733)
Unaffiliated issuers ........................................................................ $3,204,015
Non-controlled affiliates (Note 3 c ) ............................................................. 263,733
Interest:
Unaffiliated issuers ........................................................................ 12,008,858
Total investment income ................................................................... 15,476,606
Expenses:
Management fees (Note 3 a ) ................................................................... 2,098,194
Transfer agent fees ......................................................................... 40,776
Custodian fees ............................................................................. 2,480
Reports to shareholders fees .................................................................. 173,279
Professional fees ........................................................................... 234,270
Trustees' fees and expenses .................................................................. 2,419
Marketplace lending fees (Note 1 d ) ............................................................. 273,832
Interest expense (Note 7) ..................................................................... 3,619,583
Other .................................................................................... 105,059
Total expenses ......................................................................... 6,549,892
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (10,970)
Net expenses ......................................................................... 6,538,922
Net investment income ................................................................ 8,937,684
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 320,155
Foreign currency transactions ................................................................ (172)
Net realized gain (loss) .................................................................. 319,983
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 6,261,664
Translation of other assets and liabilities denominated in foreign currencies .............................. (391)
Net change in unrealized appreciation (depreciation) ............................................ 6,261,273
Net realized and unrealized gain (loss) ............................................................ 6,581,256
Net increase (decrease) in net assets resulting from operations .......................................... $15,518,940

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Universal Trust
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,937,684 $9,071,563
Net realized gain (loss) ................................................. 319,983 3,787,293
Net change in unrealized appreciation (depreciation) ........................... 6,261,273 6,364,764
Net increase (decrease) in net assets resulting from operations ................ 15,518,940 19,223,620
Distributions to shareholders .............................................. (8,704,755) (12,211,739)
Distributions to shareholders from tax return of capital ........................... (4,112,511) (605,527)
Total distributions to shareholders .......................................... (12,817,266) (12,817,266)
Net increase (decrease) in net assets ................................... 2,701,674 6,406,354
Net assets:
Beginning of year ....................................................... 212,599,688 206,193,334
End of year ........................................................... $215,301,362 $212,599,688

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Universal
Trust
Increase (Decrease) in Cash:
Cash flows from operating activities:
Net increase in net assets resulting from operating activities ..............................................
$15,518,940
Adjustments to reconcile net increase in net assets resulting from operating activities to net cash provided by operating activities:
Purchases of long-term investments .............................................................
(51,978,587)
Sales and maturities of long-term investments ......................................................
56,787,865
Net purchases of short-term investments .........................................................
(1,085,508)
Realized loss on foreign currency transactions .....................................................
172
Net accretion of discount ......................................................................
(267,382)
Reinvested dividends from non-controlled affiliates ..................................................
(263,733)
Interest received in the form of securities ..........................................................
(119,090)
Increase in dividends and interest receivable and other assets ..........................................
(180,838)
Decrease in receivable for investment securities sold .................................................
820,431
Increase in funds advanced by custodian .........................................................
266,412
Increase in payable to affiliates, accrued expenses, and other liabilities ...................................
49,901
Decrease in payable for investment securities purchased .............................................
(205,254)
Net realized gain on investments ................................................................
(320,155)
Change in net unrealized appreciation (depreciation) of investments .....................................
(6,261,664)
Net cash provided by operating activities
*
............................................................
12,761,510
Cash flows from financing activities:
Cash distributions to shareholders ...............................................................
(12,817,266)
Net cash used in financing activities ................................................................
(12,817,266)
Net decrease in cash ...........................................................................
(55,756)
Cash at beginning of year ......................................................................
55,756
Cash at end of year ...........................................................................
$–
*
Included in operating expenses is $3,619,583 paid for interest on borrowings.

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund's federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. The Fund employs a distribution policy whereby the Fund will distribute a level monthly distribution amount to shareholders. The Fund's distribution level may
be changed by the Board in the future. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Marketplace Lending
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2026 and 2025, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2026 and 2025, there were no shares repurchased.
3 . Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Credit Facility.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended August 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2026, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2026, the Fund deferred late-year ordinary losses of $2,091.
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, bond discounts and premiums and corporate actions.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.629% ............ $5,815,421 $49,704,480 $(48,355,239) $— $— $7,164,662 7,164,662 $263,733
Total Affiliated Securities ... $5,815,421 $49,704,480 $(48,355,239) $— $— $7,164,662 $263,733
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 8,739
2026 2025
Distributions paid from:
Ordinary income .......................................................... $8,704,755 $8,557,992
Long term capital gain ...................................................... — 3,653,747
Return of capital ........................................................... 4,112,511 605,527
$12,817,266 $12,817,266
Cost of investments .......................................................................... $204,950,987
Unrealized appreciation ........................................................................ $74,830,011
Unrealized depreciation ........................................................................ (8,187,100)
Net unrealized appreciation (depreciation) .......................................................... $66,642,911
3 . Transactions with Affiliates (continued)
c. Investments in Affiliated Management Investment Companies
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, aggregated
$52,091,598 and $56,989,463, respectively.
6. Credit Risk and Defaulted Securities
At August 31, 2026, the Fund had 53.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2026, the aggregate value of these securities was $211,380, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matured on September 15, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian and the securities are indicated in the Schedule of Investments.
At August 31, 2026, the Fund had outstanding borrowings of $60,000,000, which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the year ended August 31, 2026, were $60,000,000 and 5.95%, respectively.
On September 15, 2026, the Fund entered into a master margin loan agreement with The Bank of New York Mellon (BNYM)
and borrowed $60 million to paydown the outstanding Credit Facility borrowings upon maturity. Under the terms of the new agreement, the Fund may borrow up to a maximum commitment amount of $70 million and pays interest expense at a rate equal to the Secured Overnight Financing Rate (SOFR) plus 0.80%.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
a
Common Stocks :
Electric Utilities ........................ $ 54,170,605 $ — $ — $ 54,170,605
Metals & Mining ....................... 10,423,876 — — 10,423,876
Multi-Utilities .......................... 32,676,180 — — 32,676,180
Oil, Gas & Consumable Fuels ............. 3,749,824 203,063 — 3,952,887
Pharmaceuticals ....................... — 303,081 — 303,081
Software ............................. — — 507 507
Convertible Preferred Stocks ................ 937,013 — — 937,013
Preferred Stocks ......................... 464,750 — — 464,750
Rights ................................. — 19,482 — 19,482
Convertible Bonds ....................... — 567,788 — 567,788
Corporate Bonds :
Aerospace & Defense ................... — 3,998,905 — 3,998,905
Automobile Components ................. — 4,498,503 — 4,498,503
Automobiles .......................... — 1,097,699 — 1,097,699
Biotechnology ......................... — 2,408,731 — 2,408,731
Broadline Retail ....................... — 1,568,281 — 1,568,281
Building Products ...................... — 3,351,032 — 3,351,032
Capital Markets ........................ — 810,767 — 810,767
Chemicals ........................... — 4,942,435 —
b
4,942,435
Commercial Services & Supplies ........... — 3,195,113 — 3,195,113
Communications Equipment .............. — 527,696 — 527,696
Construction & Engineering ............... — 398,743 — 398,743
Consumer Finance ..................... — 7,724,105 — 7,724,105
Consumer Staples Distribution & Retail ...... — 713,738 — 713,738
Containers & Packaging ................. — 3,394,887 — 3,394,887
Distributors ........................... — 534,783 — 534,783
Diversified Consumer Services ............ — 296,829 — 296,829
Diversified REITs ...................... — 2,236,992 — 2,236,992
Diversified Telecommunication Services ..... — 9,355,907 — 9,355,907
Electric Utilities ........................ — 3,419,930 — 3,419,930
Electronic Equipment, Instruments &
Components ........................ — 481,886 — 481,886
Energy Equipment & Services ............. — 4,549,921 — 4,549,921
Entertainment ......................... — 2,190,940 — 2,190,940
Financial Services ...................... — 7,579,539 — 7,579,539
Food Products ........................ — 3,243,289 — 3,243,289
Ground Transportation .................. — 1,828,450 — 1,828,450
Health Care Equipment & Supplies ......... — 908,238 — 908,238
Health Care Providers & Services .......... — 6,726,382 — 6,726,382
Health Care REITs ..................... — 1,981,513 — 1,981,513
Health Care Technology ................. — 942,908 — 942,908
Hotel & Resort REITs ................... — 1,865,055 — 1,865,055
Hotels, Restaurants & Leisure ............. — 9,222,381 — 9,222,381
Household Durables .................... — 4,983,886 — 4,983,886
Household Products .................... — 194,124 — 194,124
Independent Power and Renewable Electricity
Producers .......................... — 3,505,690 — 3,505,690
Insurance ............................ — 2,415,488 — 2,415,488
IT Services ........................... — 1,865,363 — 1,865,363
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2026, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Corporate Bonds: (continued)
Machinery ............................ $ — $ 3,788,024 $ — $ 3,788,024
Media ............................... — 8,274,570 — 8,274,570
Metals & Mining ....................... — 5,048,716 — 5,048,716
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 441,318 — 441,318
Oil, Gas & Consumable Fuels ............. — 15,805,167 — 15,805,167
Paper & Forest Products ................. — 283,468 — 283,468
Passenger Airlines ..................... — 819,650 — 819,650
Personal Care Products ................. — 959,581 — 959,581
Pharmaceuticals ....................... — 1,146,442 — 1,146,442
Professional Services ................... — 430,922 — 430,922
Real Estate Management & Development .... — 704,322 — 704,322
Semiconductors & Semiconductor Equipment . — 379,860 — 379,860
Software ............................. — 2,053,537 — 2,053,537
Specialized REITs ...................... — 2,877,491 — 2,877,491
Specialty Retail ........................ — 1,263,610 — 1,263,610
Technology Hardware, Storage & Peripherals . — 559,090 — 559,090
Textiles, Apparel & Luxury Goods .......... — 814,970 — 814,970
Trading Companies & Distributors .......... — 2,540,825 — 2,540,825
Wireless Telecommunication Services ....... — 2,884,995 2,642 2,887,637
Senior Floating Rate Interests ............... — 4,844 — 4,844
Marketplace Loans ....................... — — 423,402 423,402
Municipal Bonds ......................... — 445,490 — 445,490
Escrows and Litigation Trusts ............... — — 2
b
2
Short Term Investments ................... 7,164,662 — — 7,164,662
Total Investments in Securities ........... $109,586,910 $161,580,435 $426,553 $271,593,898
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Pharmaceuticals .... $ 287,042 $ 5 $ (253,363) $ — $ — $ — $ — $ (33,684) $ — $ —
Software .......... 27,871 — — — — — — (27,364) 507 (27,364)
Corporate Bonds :
Chemicals ........ —
d
— — — — — — — —
d
—
Hotels, Restaurants &
Leisure ......... —
d
— (1,762,609) — — — — 1,762,609 — —
Oil, Gas & Consumable
Fuels .......... —
d
— — — — — (790,481) 790,481 — —
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 3 financial instruments include the fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs.
9. Distributions Subsequent to August 31, 2026
The following distributions have been declared by the Fund’s Board and are payable subsequent to the period end of this report.
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds:
(continued)
Wireless
Telecommunication
Services ........ $ 844 $ — $ (253) $ — $ — $ 815 $ 223 $ 1,013 $ 2,642 $ 1,806
Marketplace Loans :
Financial Services ... 1,959,866 32,468 (1,855,773) — — — 64,607 222,234 423,402 (22,714)
Escrows and Litigation
Trusts : —
d
— (24,486) 5,700 — — 4,939 13,849 2
d
(5,698)
Total Investments in
Securities ............ $2,275,623 $32,473 $(3,896,484) $5,700 $— $815 $(720,712) $2,729,138 $426,553 $(53,970)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
d
Includes financial instruments determined to have no value.
Record Date  Payable Date Amount
9/23/2026 9/30/2026 $0.0425
10/23/2026 10/30/2026 $0.0425
11/20/2026  11/30/2026  $0.0425
12/23/2026  12/31/2026  $0.0425
8. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
11. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2026, the related statements of operations and cash flows for the year ended
August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodians, transfer agent, private placement agents, broker and agent bank; when replies were not received from the private placement agent or broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
October 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $2,952,466
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,206,064
Qualified Net Interest Income (QII) §871(k)(1)(C) $5,548,251
Section 163(j) Interest Earned §163(j) $6,918,861

Franklin Universal Trust
Important Information to Shareholders (unaudited)

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Annual Report
Share Repurchase Program
The Fund’s Board has authorized an open-market share
repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations)
and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information).
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the use of a senior
secured revolving credit facility which provided the Fund with the opportunity to retire and refinance prior leverage. (See the Notes to Financial Statements for further information).
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
High-Yield Debt Instruments
Issuers of lower-rated or “high-yield” debt instruments (also known as “junk bonds”) and lower-rated or high yield loans
are not as strong financially as those issuing higher credit quality debt instruments. High-yield debt instruments are
generally considered predominantly speculative by the
applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more
highly leveraged, or because of other considerations. In
addition, high yield debt instruments generally are more
vulnerable to changes in the relevant economy, such

Franklin Universal Trust
Important Information to Shareholders (unaudited)

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Annual Report
as a recession or a sustained period of rising interest
rates, that could affect their ability to make interest and
principal payments when due. The prices of high-yield debt
instruments generally fluctuate more than those of higher
credit quality. High-yield debt instruments are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Focus
To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.
Utilities Industry
Utility company equity securities, to the extent they are
purchased for their dividend yield, historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have
tended to fall. In some states, utility companies and their
rates are regulated; other states have moved to deregulate
such companies thereby causing non-regulated companies’
returns to generally be more volatile and more sensitive
to changes in revenue and earnings Certain utilities
companies face risks associated with the operation of
nuclear facilities for electric generation, including, among other considerations, litigation, the problems associated with the use of radioactive materials and the effects of natural
or man-made disasters. In general, all utility companies
may face additional regulation and litigation regarding
their power plant operations; increased costs from new or
greater regulation of these operations; the need to purchase expensive emissions control equipment or new operations
due to regulations; and the availability and cost of fuel, all of which may lower their earnings. The distribution side
of the utilities industry also faces increased operational
costs related to the natural aging of equipment and the
related costs required to provide maintenance, upgrades or
replacements to such equipment to ensure safe and reliable
utility operations.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This
is a basic risk associated with all investments. When there
are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to
rise. In addition, the value of the Fund’s investments may
go up or down due to general market or other conditions
that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including
widespread liquidity issues and defaults in one or more
industries; changes in interest, inflation or exchange rates;
unexpected natural and man-made world events, such as
diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries. Any of these conditions can
adversely affect the economic prospects of many companies,
sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Ongoing or threatened armed conflicts throughout the world
have caused and could continue to cause significant market
disruptions and volatility. The hostilities and sanctions
resulting from those hostilities have and could continue to
have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Stock prices tend to go up and down more dramatically than
those of debt securities. A slower-growth or recessionary
economic environment could have an adverse effect on the
prices of the various stocks held by the Fund.

Franklin Universal Trust
Important Information to Shareholders (unaudited)

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Annual Report
When-Issued and Delayed Delivery Transactions
Mortgage-backed securities may be issued on a when-
issued or delayed delivery basis, where payment and
delivery take place at a future date. Because the market
price of the security may fluctuate during the time before
payment and delivery, the Fund assumes the risk that the
value of the security at delivery may be more or less than the purchase price.
Leverage
The Fund employs leverage through a senior secured
revolving credit facility which provides the Fund with a
source to refinance and retire other leverage. The Fund’s
use of leverage creates an opportunity for increased returns, but it also creates special risks. The cost of leverage rises and falls with changes in short-term interest rates. The
costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not
be successful. Leverage is a speculative technique that
may expose the Fund to greater risk and increased costs.
Leverage tends to magnify, sometimes significantly, the
effect of any increase or decrease in the Fund’s exposure to an asset or class of assets and may cause the Fund’s NAV
per share to be volatile.
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves different risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries
may be less stable and more volatile than those in the
U.S. or some foreign countries may be subject to trading
restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and
securities and currency markets of the countries in which
the Fund is invested, which can include rapid and adverse
political changes; social instability; regional conflicts;
sanctions imposed by the United States, other nations or
other governmental entities, including supranational entities;
terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in
the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting
and financial reporting standards and practices as U.S.
issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and
policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received
or expenses paid by the Fund in that foreign currency. The
risks of foreign investments may be greater in developing or emerging market countries.
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.
Prepayment
Prepayment risk occurs when a debt security can be repaid
in whole or in part prior to the security’s maturity and the
Fund must reinvest the proceeds it receives, during periods
of declining interest rates, in securities that pay a lower
rate of interest. Also, if a security has been purchased at
a premium, the value of the premium would be lost in the
event of prepayment. Prepayments generally increase when
interest rates fall.
Cybersecurity
Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund
assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, the sub-advisor, and/or their service
providers (including, but not limited to, Fund accountants,
custodians, sub-custodians, transfer agents and financial
intermediaries) to suffer data breaches, data corruption or
loss of operational functionality or prevent Fund investors
from purchasing redeeming or exchanging or receiving
distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents.
Issuers of securities in which the Fund invests are
also subject to cybersecurity risks, and the value of
these securities could decline if the issuers experience
cybersecurity incidents.
Because technology is frequently changing, new ways to
carry out cyber attacks are always developing. Therefore,
there is a chance that some risks have not been identified or

Franklin Universal Trust
Important Information to Shareholders (unaudited)

franklintempleton.com
Annual Report
prepared for, or that an attack may not be detected, which
puts limitations on the Fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises,
the Fund, the investment manager, the sub-advisor, and their service providers are subject to the risk of cyber incidents occurring from time to time.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
Portfolio Management Changes
Effective June 30, 2026, Bryant Dieffenbacher and Robert
Salvin were added as Portfolio Managers of the Fund. As of
June 30, 2026, Patricia O’Connor retired from the firm and
was removed as a Portfolio Manager of the Fund.

Franklin Universal Trust
Annual Meeting of Shareholders: March 9, 2026 (unaudited)

franklintempleton.com
Annual Report
The Annual Meeting of Shareholders of Franklin Universal Trust (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on March 9, 2026. The purpose of the meeting was to elect three Trustees of the Fund. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Harris J. Ashton, Edith E.
Holiday and Rupert H. Johnson, Jr.* No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
Election of three Trustees:
* Terrence J. Checki , Mary C. Choksi, Gregory E. Johnson, J. Michael Luttig , Larry D. Thompson and Valerie M. Williams are
Trustees of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
Term Expiring 2029 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Harris J. Ashton 14,331,824 57.03% 80.33% 2,716,815 10.81% 15.23%
Edith E. Holiday 14,493,700 57.67% 81.24% 2,556,000 10.17% 14.33%
Rupert H. Johnson, Jr. 16,446,373 65.44% 92.18% 572,438 2.28% 3.21%

Franklin Universal Trust

franklintempleton.com
Annual Report
Dividend Reinvestment and Cash Purchase Plan (unaudited)
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Computershare Trust Company, N.A. (Plan Agent), P.O. Box 43006 Providence, RI 02940-
3078, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Computershare Trust Company, N.A. and sent to Computershare Trust Company,
N.A., P.O. Box 43006 Providence, RI 02940-3078, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan (unaudited)

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Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers (unaudited)

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1988 114 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958)* Trustee Since August 2026 123** Ares Core Infrastructure Fund
(closed-end management
investment company regulated
as a business development
company) (2024-present);
Ares Strategic Income Fund
(closed-end management
investment company regulated
as a business development
company) (2022-present); Ares
Capital Corporation (closed-
end management investment
company regulated as a
business development company)
(2010-present); and formerly ,
United Natural Foods, Inc.
(food distribution) (2013-2023)
and Navient Corporation (loan
management, servicing and asset
recovery) (2014-2016).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Terrence J. Checki (1945) Trustee Since 2018 114 Hess Corporation (exploration of oil and gas) (2014-2025).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Mary C. Choksi (1950) Trustee Since 2014 114 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee2004 and
Lead Independent
Trustee since 2019
114 Santander Holdings USA (holding
company) (2019-present); and
formerly , Hess Corporation
(exploration of oil and gas) (1993-
2025); Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-2023), Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 114 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company
(beverage company) (2021-2025); Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the
Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit
(1991-2006).
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Larry D. Thompson (1945) Trustee Since 2007 114 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Valerie M. Williams Trustee Since 2021 107 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Gregory E. Johnson
2
(1961) Chairman of the
Board, Senior
Vice President
and Trustee
Chairman of the Board
and Senior
Vice President
since 2023 and
Trustee since 2013
123 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Templeton, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Templeton, Inc. and of certain funds in the Franklin Templeton fund complex; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Templeton, Inc.
Rupert H. Johnson, Jr.
3
(1940) Trustee Since 1988 114 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Templeton, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Templeton, Inc. and of certain funds in the Franklin Templeton fund complex.
Independent Board Members
(continued)

Franklin Universal Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Bjorn A. Davis (1965) Chief
Compliance
Officer
Since 2024 Not Applicable Not Applicable
100 First Stamford Place
Stamford, CT 06902
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Global Regulatory Compliance US Advisory Services; Chief Compliance Officer, Franklin Advisers, Inc.,
Franklin Mutual Advisers LLC, Franklin Templeton Institutional LLC, Templeton Investment Counsel LLC and Templeton Global Advisors
Limited (since 2023); formerly , Director, Franklin Templeton Global Regulatory Compliance; Chief Compliance Officer, K2 Advisors, LLC and
K2/D&S Management Co., LLC (2011-2023).
Sonal Desai, Ph.D. (1963) President
and Chief
Executive Officer
-Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
One Madison Avenue
New York, NY 10010
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, Franklin Distributors, LLC; and officer of certain funds in the Franklin
Templeton fund complex.
Christopher Kings (1974) Chief Executive
Officer - Finance
and Administration
Since 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; and officer of certain funds in the Franklin Templeton fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton fund complex.
Jeffrey W. White (1971) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2024 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Financial Officer, Chief Accounting Officer & Treasurer and officer of certain funds in the Franklin Templeton fund complex; and formerly ,
Director and Assistant Treasurer within Franklin Templeton Global Fund Tax and Fund Administration and Financial Reporting (2017-2023).

Franklin Universal Trust

franklintempleton.com
Annual Report
1. Information is for the calendar year ended December 31, 2025, unless otherwise noted. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Templeton, Inc., which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Franklin Templeton, Inc., which is the parent company of the Fund's investment manager and distributor.
* Ms. Bates was appointed to the Board of Trustees effective August 1, 2026.
** Information is estimated as of August 1, 2026. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin
Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
(unaudited)
FRANKLIN UNIVERSAL TRUST
(Fund)
At an in-person meeting held on April 14, 2026 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel to consider the
renewal of the Management Agreement.
In considering the continuance of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters, and then met with
management to request additional information that the
Independent Trustees also considered prior to and at the
Meeting. The Board further considered all of the factors
it deemed relevant in approving the continuance of the
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined, through the exercise of
its business judgment, that the terms of the Management
Agreement are fair and reasonable and that the continuance
of the Management Agreement is in the best interests of the
Fund and its shareholders. While attention was given to all
information furnished, the following discusses some primary
factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed the information it received regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged FT’s regular
updates to the Board on strategic initiatives, ongoing
attention to the service level quality of third-party service providers, ongoing efforts to modernize its mutual fund
lineup, mutual fund to ETF conversions, integration of private market investments into existing mutual funds, creation
of additional blockchain-compatible money market funds,
and sharpening of its active, income-oriented offerings,
along with the impact on FT of team integrations and staff
reductions.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of the Manager’s parent, Franklin Templeton,
Inc. (FTI), FTI’s continued growth of its global, multi-asset franchise, and its commitment to the mutual fund business.
The Board further noted FTI’s continued reassessment
of fund offerings in response to FT acquisitions and the
market environment, FTI’s focus on technology-driven
transformation, expansion of its private market investment
capabilities and global alternatives platform, and leveraging of artificial intelligence (AI), blockchain and digital wealth platforms.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2025. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end high yield funds. The Board
noted that the Fund’s annualized total return for the one-
, five- and 10-year periods was above the median of its
Performance Universe, but for the three-year period was
below the median of its Performance Universe. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and nine
other closed-end high yield (leveraged) funds. The Board
noted that the Management Rate and annual total expense
ratio for the Fund were below the medians of its Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2025, being the most recent fiscal year-
end for FTI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that an independent registered public accounting firm has
been engaged by the Manager to periodically review and
assess the allocation methodologies to be used solely by the
Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager, but over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.

Franklin Universal Trust
Shareholder Information

franklintempleton.com
Annual Report
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board recognized that
there would not likely be any economies of scale for the
Fund until the Fund’s assets grow. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuance of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT-A 10/26
© 2026 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Computershare
150 Royall St., Suite 101
Canton, MA 02021
Toll Free Number: 888-888-0151
International Phone Number:
781-575-2879
www.computershare.com

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that each of Mary C. Choksi and Ann Torre Bates possesses the technical attributes identified in Item 3 of Form N-CSR to qualify as an “audit committee financial expert” and has designated each of them as an Audit Committee financial expert. Each of Mary C. Choksi and Ann Torre Bates is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $96,837 in August 31, 2025 and $102,590 in August 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,000 in August 31, 2025 and $11,000 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $359,647 in August 31, 2025 and $1,427,011 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Terrence J. Checki

Mary C. Choksi

Edith E. Holiday

J. Michael Luttig

Larry D. Thompson

Ann Torre Bates

(b) Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 1 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 1 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

FRANKLIN EQUITY GROUP

Proxy Voting Policies & Procedures

An SEC Compliance Rule Policy and Procedures*

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the “Investment Managers”) have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group (the “Proxy Group”). Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, “Advisory Clients”), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented these Proxy Voting Policies and Procedures (the “Proxy Policy”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. The Investment Managers’ Proxy Policy is overseen by a committee comprised of certain portfolio management personnel, internal legal counsel, and other members with proxy voting and corporate governance experience (the “Proxy Committee”). The Proxy Committee will review the Proxy Policy on an annual basis.

To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Custom Voting Guidelines and Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions in general reliance on the Investment Managers’ custom proxy voting guidelines (the “Custom Guidelines”). The Custom Guidelines were developed by the Proxy Committee and the Investment Managers and provide voting instructions to the Proxy Group for many common proxy voting matters but will not cover all matters. The Custom Guidelines will be reviewed and updated annually, typically before the start of proxy season, by the Proxy Committee and Investment Managers.

The Custom Guidelines are intended to be followed as a general policy. However, an Investment Manager may deviate from the Custom Guidelines on a case-by-case basis if the Investment Manager determines that doing so would be in the best interests of an Advisory Client, subject to applicable local law and regulations. Any such deviation must be documented, and the Proxy Committee or the applicable Investment Manager’s Chief Compliance Officer, as appropriate, must retain the documentation. If the Custom Guidelines do not address a particular proxy matter, the Investment Manager may vote the proxy, subject to the same documentation requirement. For voting procedures applicable when a material conflict of interest exists, see “HOW THE INVESTMENT MANAGERS VOTE PROXIES – Conflicts of Interest – Voting When a Conflict Exists.”

To assist in analyzing proxies for equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. (“ISS”), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. The Investment Managers also subscribe to Glass, Lewis & Co., LLC (“Glass Lewis”), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are reviewed and considered in making a voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise independent judgment in making voting decisions, taking into account the Custom Guidelines. As a matter of policy, the officers, directors, and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

The Proxy Group and/or the Proxy Committee periodically evaluates the Proxy Services used in the voting process, including their research methodologies, operational capabilities, conflicts policies, and ability to support the Investment Managers’ fiduciary and regulatory obligations. The Investment Managers remain responsible for voting decisions and do not treat Proxy Service recommendations as dispositive.

For ease of reference, the Proxy Policy often refers to all Advisory Clients. However, the Investment Managers’ processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and use reasonable efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.

Identifying Conflicts of Interest. Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent; (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.

An Investment Manager’s compliance officer or the Proxy Group maintains a list of issuers that, due to the factors described above, could represent a conflict of interest. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker-dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis because much of this information is provided by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from those parties.

Voting When a Conflict Exists. In situations where a material conflict of interest is identified between the Investment Managers or one of their affiliates (other than an Independent Affiliate as described above) and an issuer,1 the Proxy Group will generally vote consistent with the Custom Guidelines. The Investment Managers may, however, vote contrary to the Custom Guidelines if such vote is: (1) in opposition to the recommendations of an issuer’s management or (2) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts.

If the Investment Manager seeks to vote in accordance with issuer management’s recommendation, the matter must be submitted to the Proxy Committee if either: (1) the proposed vote would be contrary to the Custom Guidelines; or (2) the Custom Guidelines do not address the proxy voting matter. In such circumstances, the Investment Manager must provide a voting recommendation, together with written documentation demonstrating that the recommendation is based solely on the best interests of the Advisory Client. The Proxy Committee will review and retain such documentation and determine whether to approve the recommendation; if approved, the Proxy Group will submit the vote on behalf of the Advisory Client.

The Investment Managers may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the section of these policies below entitled “PROXY ADMINISTRATION PROCEDURES - Situations Where Proxies Are Not Voted.”

Where there is a material conflict of interest involving an Investment Manager’s employee, as determined by the Proxy Group, and a proxy will not be voted in accordance with the Custom Guidelines, the employee will be removed from the proxy voting process, thereby establishing appropriate information barriers are in place, and the Investment Manager will evaluate the proposal to ensure that the proxy is ultimately voted in what the Investment Manager believes to be the best long-term economic interests of its clients.

1 This Proxy Policy generally addresses conflicts of interest with respect to proxies for corporate issuers. The Proxy Group maintains separate proxy voting desktop procedures on behalf of the Investment Managers that address the process by which an Investment Manager to a fund-of-funds may vote proxies for an underlying fund when there is a conflict of interest.

THE PROXY GROUP

The Proxy Group’s full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the portfolio manager that follows the security and provide the portfolio manager with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ portfolio managers are responsible for making the final voting decision based on the Custom Guidelines, as well as their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the Custom Guidelines. In rare cases when the Custom Guidelines do not address a particular proxy voting matter, and the Investment Manager has not responded with a vote recommendation to the Proxy Group by the deadline date, the Investment Managers will employ mirror/echo voting. The Investment Managers will also employ pass-through or mirror/echo voting when required pursuant to a fund’s governing documents or applicable law. Except in cases where the Proxy Group is voting consistent with the Custom Guidelines, the Proxy Group will obtain voting instructions from the Investment Managers’ portfolio manager, legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the Custom Guidelines or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes (i.e., the benefits of voting the proxy outweigh the benefits of lending the security). The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to (i) costs of recalling the securities outweighing the benefits of voting the proxy, (ii) the vote is deemed immaterial to the investment, (iii) applicable proxy voting record dates or (iv) other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will vote the proxy in accordance with the Custom Guidelines. If there is no policy on a particular issue in the Custom Guidelines, then the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Share Blocking

Proxy voting in certain countries requires “share blocking.” This means that shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (e.g., one week) with a designated depositary. During the blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to client accounts by the designated depositary. In deciding whether to vote shares subject to share blocking, Investment Managers will consider and weigh, based on the particular facts and circumstances, the expected benefit to Advisory Clients of voting in relation to the detriment to Advisory Clients of not being able to sell such shares during the applicable period.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

Disclosure of Proxy Votes

Investment Manager employees may not disclose to others outside of the Investment Managers (including other employees where there is an information barrier present) how the Investment Manager intends to vote a proxy, absent prior approval from the Proxy Committee or via other appropriate channels.

Delegation of Duties

An Investment Manager may delegate to non-investment personnel the responsibility to vote proxies in accordance with the Custom Guidelines. Such delegation will only be made to employees deemed reasonably capable of performing this function in a satisfactory manner.

Record Keeping

The Investment Managers shall maintain the following records, including records of each vote cast on behalf of Advisory Clients, for the period required by applicable law (including Rule 204-2 under the Advisers Act where applicable), and in any event in accordance with applicable regional requirements:

1.	A copy of this Proxy Policy, which will also be available on Franklin Templeton’s website.
2.	A copy of each proxy form.
3.	A copy of each proxy solicitation and materials related to each vote.
4.	Documentation related to the identification and resolution of conflicts of interest.
5.	Proxy relevant documents created by an Investment Manager that are deemed material to the proxy vote.
6.	Client requests and the response regarding how proxies were voted.

In lieu of keeping copies of proxy statements, Investment Managers may rely on proxy statements filed on the SEC’s EDGAR system as well as third-party records of proxy statements and votes cast if the third-party provides an undertaking to provide the documents promptly upon request.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will vote such proxies in accordance with the Custom Guidelines or solicit voting instructions from the Investment Managers for each account or fund involved if the Custom Guidelines do not have policy on the issue. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “PROXY ADMINISTRATION PROCEDURES - Situations Where Proxies Are Not Voted.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers in accordance with the Custom Guidelines.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

This Proxy Policy applies to accounts managed by personnel within Franklin Equity Group, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)

Franklin Templeton Institutional, LLC

Franklin Mutual Advisers LLC

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) As of August 31, 2025, the portfolio managers of the Fund are as follows:

GLENN I. VOYLES CFA, Senior Vice President of Advisers

Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

JONATHAN G. BELK CFA, Portfolio Manager of Advisers

Mr. Belk has been a portfolio manager of the Fund since August 2020. He joined Franklin Templeton in 2004.

ROBERT L SALVIN, Portfolio Manager of Advisers

Mr. Salvin has been a portfolio manager of the Fund since June 30, 2026.

BRYANT DIEFFENBACHER CFA, Portfolio Manager of Advisers

Mr. Dieffenbacher has been a portfolio manager of the Fund since June 30, 2026. He joined Franklin Templeton in 2010.

PATRICIA O’CONNOR, CFA, Vice President of Advisers

As of June 30, 2026, Mr. Patricia O’Connor retired from the firm and was removed as a Portfolio Manager of the Fund.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2) This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2025.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	8	7,145.0	12	3,262.8	4	91.7
Jonathan G. Belk	4	2,386.8	3	326.5	3	91.7
Robert L Salvin	8	7,437.8	10	3,010.8	9	3,740.9
Bryant Dieffenbacher	7	6,889.5	8	2,055.5	2	47.8

1The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts. The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any). This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Compensation. The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package.

Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary Each portfolio manager is paid a base salary.

Annual bonus Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

•	Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.
•	Non-investment performance. The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.
•	Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares. The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None
Johnathan G. Belk	None
Robert L Salvin	None
Bryant Dieffenbacher	None

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

c) Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Universal Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 27, 2026